Master Trust Investments (Tables) - EBP 013	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust and Plan's Interest in Net Assets of Master Trust

The following table presents the net assets, including investments, receivables and liabilities, of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value:
Ashland Common Stock Fund
Money Market Fund	$252	$7	$397	$10
Ashland Inc. Common Stock	28,860	803	38,372	1,030
Shares of Registered Investment Companies	171,539	24,784	162,677	22,109
Common/Collective Trusts	1,164,998	104,773	1,099,829	91,799
Stable Value Fund Money Market Fund	3,577	300	1,793	137
Total investments at fair value	1,369,226	130,667	1,303,068	115,085

Investments, at contract value:
Stable Value Fund Investment Contracts	125,564	10,523	145,255	11,081
Total investments at contract value	125,564	10,523	145,255	11,081
Net Master Trust assets	$1,494,790	$141,190	$1,448,323	$126,166

Schedule of Net Appreciation in Investments and Investment Income (Expense) in Master Trust

The following table presents the net appreciation in investments (including gains and losses on investments bought and sold, as well as held during the year) and investment income (expense) in the Master Trust for the year ended December 31:

2025
Net realized and unrealized appreciation in fair value of investments	$190,665
Investment income:
Dividends	13,631
Interest	3,235
16,866
Total	$207,531